BINGHAM McCUTCHEN

Bingham McCutchen LLP

150 Federal Street

Boston, MA

02110-1726

T 617.951.8000

F 617.951.8736

www.bingham.com

April 5, 2006

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Citizens Funds – Citizens Value Fund
File Nos. 333-64772 and 811-3626

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Citizens Funds, a Massachusetts business trust (the “Trust”), hereby certifies that that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 69 to the Trust's registration statement on Form N-1A and relating solely to the Citizens Value Fund (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on March 31, 2006, is the most recent amendment to the Trust's registration statement relating to the above-referenced series of the Trust.

Please call the undersigned at (617) 951-8567 with any questions relating to this filing.

Sincerely,

/s/ Paul B. Raymond

Paul B. Raymond